Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Share Capital
Summary of warrant transactions

		Weighted
		average
	Number of	exercise
	warrants	price
Balance at June 30, 2020	18,074,695	$0.98
Expired	(141,317)	1.00
Exercised	(11,245,133)	0.93
Issued	3,125,625	1.20
Balance at June 30, 2021	9,813,870	1.13
Issued	336,877	11.09
Exercised	(6,684,892)	1.12
Expired	(3,353)	1.30
Balance at June 30, 2022	3,462,502	$2.16

Schedule of weighted average assumptions were used for the Black-Scholes valuation of stock options granted

	2022		2021
Annualized volatility	142%		114%
Risk-free interest rate	1.59%		0.56%
Dividend rate	—		—
Expected life of options	4.15	years	4	years
Forfeiture rate	—		—
Share price on grant date	$7.35		$3.41

Schedule of stock option transactions

		Weighted
		average
	Number of	exercise
	options	price
Balance at June 30, 2020	13,525,784	$0.99
Options exercised	(1,375,000)	0.90
Options granted	1,600,000	3.40
Balance at June 30, 2021	13,750,784	1.29
Options exercised	(4,410,784)	1.00
Options granted	1,170,000	7.35
Options expired	(340,000)	0.96
Balance at June 30, 2022	10,170,000	$2.11

Summary of stock options outstanding and exercisable

	Options Outstanding		Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
0.75	450,000	0.84	0.75	450,000	0.75
0.75	150,000	1.30	0.75	150,000	0.75
0.76	4,450,000	0.69	0.76	4,450,000	0.76
1.40	1,900,000	1.18	1.40	1,900,000	1.40
2.10	450,000	0.65	2.10	450,000	2.10
3.39	1,200,000	3.56	3.39	1,200,000	3.39
3.43	400,000	1.79	3.43	400,000	3.43
6.08	200,000	4.06	6.08	200,000	6.08
6.31	200,000	4.68	6.31	50,000	6.31
7.55	500,000	2.63	7.55	250,000	7.55
8.25	170,000	4.71	8.25	85,000	8.25
9.40	100,000	4.78	9.40	25,000	9.40
	10,170,000	1.52	2.11	9,610,000	1.79